Investment Strategy	Feb. 17, 2026
Invesco Agency MBS ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in agency mortgage-backed securities (“MBS”) of any maturity or type. For purposes of this policy, agency MBS are deemed to be MBS issued or guaranteed by, or secured by collateral that is guaranteed by, the U.S. government, its agencies, instrumentalities or sponsored corporations such as the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”) (generally, an “Agency” or “Agencies”), including residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”), collateralized mortgage obligations (“CMOs”), mortgage pass-through securities, and stripped mortgage-backed securities.
The Fund may also invest in other non-Agency, or privately-issued RMBS and asset-backed securities (“ABS”). Additionally, the Fund may invest in credit risk transfer securities, which are unguaranteed and unsecured debt securities commonly issued by an Agency or private entity (“CRTs”). The Fund may invest up to 10% of its net assets in non-Agency RMBS, CMOs, CRTs and ABS. However, the Fund may not invest in non-Agency CMBS. In addition, the Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis including, without limitation, in “to be announced” (“TBA”) transactions, which are transactions in which a fund buys or sells MBS on a forward commitment basis, and which may have a leveraging effect on the Fund. TBA transactions may be conducted as dollar rolls, whereby two TBA contracts with the same terms but different settlement dates are simultaneously bought and sold.
The Fund may hold a portion of its assets in cash and cash equivalent instruments, including affiliated money market funds, as margin or collateral for the Fund’s obligations under the TBA transactions, or for cash management purposes.
Additionally, the Fund may use derivatives to seek increased returns, to seek to increase or decrease its exposure to certain markets or to seek to manage investment risks. The Fund may, but is not required to, use derivatives in seeking to achieve its investment objective or for hedging purposes. Futures and swaps are examples of some of the types of derivatives the Fund can use. The Fund may also engage in short sales of TBA mortgages, including short sales on TBA mortgages the Fund does not own, for hedging or investment purposes.
Although the Fund is actively managed and does not seek to track the returns of an index, the portfolio managers utilize the Bloomberg U.S. Mortgage-Backed Securities Index as a reference in structuring the Fund’s portfolio. The portfolio managers decide on appropriate risk factors such as duration and yield curve exposures, along with issuer, maturity and coupon exposures relative to this index. The portfolio managers then determine appropriate position sizes for each of these risk factors.
The portfolio managers generally rely upon teams of globally interconnected market specialists for sector positioning recommendations and trade execution. Specialist investment professionals employ both top-down and bottom-up analyses in formulating recommendations. In general, these specialists will seek to identify attractive risk-reward opportunities and securities that best enable the Fund to pursue those opportunities. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes.
The Fund utilizes active duration (i.e., making investments to reduce or increase the sensitivity of the Fund’s portfolio to interest rate changes) and yield curve positioning (i.e., tactically adjusting exposure to different maturity segments along the yield curve) for risk management and for generating alpha (return on investments in excess of the Bloomberg U.S. Mortgage-Backed Securities Index).
Decisions to purchase or sell securities are determined by relative value considerations of the portfolio managers that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield curve positioning and sector exposure), a decision to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of the credit quality of an issuer or collateral, general liquidity needs of the Fund, or other factors.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund engages in active and frequent trading of portfolio securities.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).

Invesco Flexible Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing under normal conditions in a multi-sector portfolio of fixed income securities. Fixed income securities include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. corporate and government issuers.
The Fund will generally allocate its assets among several fixed income market sectors, without limitation, including, but not limited to: high yield securities (“junk bonds”) and investment grade corporate bonds of issuers located in the United States and non-U.S. countries in both developed and emerging markets (defined as countries included in the J.P. Morgan GBI-EM Global Diversified Index or the J.P. Morgan EMBI Global Diversified Index), fixed income securities issued by U.S. and non-U.S. governments (including emerging market governments), their agencies and instrumentalities, and mortgage-related and other asset backed securities. Depending on market conditions, the Fund may invest in other fixed income sectors, such as contingent convertible securities, preferred securities, or structured notes. The Fund has no limitations regarding the range of credit quality, maturities or duration of the debt securities it can buy or the market capitalization or market sector/industry of the issuers of those securities.
The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar denominated securities of foreign issuers. The Fund may obtain foreign currency exposure (from non-U.S.
dollar-denominated securities or currencies) without limitation. The Fund actively manages foreign currency exposure, both to reduce risk and to seek to enhance return. To do so, the Fund may invest in foreign exchange derivatives, including forwards and options that reference foreign currencies, including currencies of developing and emerging market countries.
The Fund’s investments in U.S. government securities may include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including U.S. agency mortgage pass-through securities, and mortgage-related and other asset-backed securities (“ABS”). The Fund may invest in commercial mortgaged-backed securities (“CMBS”), non-agency residential mortgage-backed securities (“RMBS”), mortgage to-be announced (“TBA”) securities, collateralized mortgage obligations (“CMOs”) and collateralized debt obligations (“CDOs”). The Fund may utilize TBAs to gain highly liquid exposure to the U.S. mortgage market.
The Fund may invest in derivatives to gain exposure to an underlying asset or for hedging purposes. The Fund’s investments in derivatives may include, without limitation, options (including, but not limited to, options on futures and swaps), forward contracts, futures contracts and various other instruments including, but not limited to, interest rate, total return, credit default and credit default index swaps (which can be used to transfer the credit risk of a security without actually transferring ownership of the security or to customize exposure to a particular credit risk).
The Fund may also hold cash and cash-equivalent instruments, including affiliated money market funds.
The Fund may also invest in unrated securities, in which case Invesco Advisers, Inc. (the “Sub-Adviser”) may internally assign ratings to certain of those securities, after assessing their credit quality, in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Sub-Adviser’s credit analysis is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization.
The Fund utilizes active duration (i.e., making investments to reduce or increase the sensitivity of the Fund’s portfolio to interest rate changes) and yield curve positioning (i.e., making investments that allow the Fund to benefit from varying interest rates) for risk management and for generating alpha.
In selecting investments for the Fund, the portfolio managers analyze the overall investment opportunities and risks in different sectors of the debt securities markets by utilizing a macro-orientated risk allocation process. The portfolio managers may focus on securities that they believe offer a balance of income and total return, securities whose market prices tend to move in different directions (to seek overall portfolio diversification), and/or relative values across global fixed income markets. The Fund may sell securities that the portfolio managers believe are no longer favorable with regard to these factors.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund may engage in active and frequent trading of portfolio securities.